Fair Value Measurements - Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	¥ 666,540	¥ 403,383
Net income (loss)	113,009	163,035
Other comprehensive income (loss)	9,219	72,014
Purchases and issuances	3,330	58,894
Sales and settlements	(22,228)	(5,720)
Transfer from Level 3	(519,532)	(2,760)
Others	90,807	(22,306)
Balance at end of year	341,146	666,540
Unrealized gains or losses included in profit or loss on assets held at March 31	112,803	163,038
Total	112,803	163,038
Public and corporate bonds [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	27,623	32,931
Net income (loss)	(44)	980
Purchases and issuances	968	316
Sales and settlements	(4,020)	(5,223)
Transfer from Level 3	(7,067)	(2,760)
Others	4,392	1,380
Balance at end of year	21,852	27,623
Unrealized gains or losses included in profit or loss on assets held at March 31	(250)	983
Total	(250)	983
Stocks [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	638,917	370,452
Net income (loss)	113,053	162,055
Other comprehensive income (loss)	9,219	72,014
Purchases and issuances	2,362	58,578
Sales and settlements	(18,208)	(497)
Transfer from Level 3	(512,465)
Others	86,415	(23,686)
Balance at end of year	319,294	638,917
Unrealized gains or losses included in profit or loss on assets held at March 31	113,053	162,055
Total	¥ 113,053	¥ 162,055